Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
11.	ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the acquired intangible assets are as follows:

Definite-lived intangible assets

	December 31,
	2013	2014

Definite-lived
Domain names	$2,482	$5,140
Technology	12,013	28,043
Non-compete agreement	3,985	13,026
Customer relationship	2,973	5,110
Distributor relationship	-	6,930
Others	3,666	8,926

Total acquired definite-lived intangible assets	25,119	67,175
Less: Accumulated amortization
Domain names	(859)	(1,252)
Technology	(3,450)	(7,627)
Non-compete agreement	(1,584)	(4,426)
Customer relationship	(507)	(1,552)
Distributor relationship	-	(347)
Others	(1,322)	(3,225)
Less: Impairment loss
Domain names	(424)	(413)
Technology	(887)	(859)
Others	(72)	(70)

Acquired definite-lived intangible assets, net	$16,014	$47,404

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $1,689, $4,176 and $10,625 respectively. Amortization expenses for the years ending December 31, 2015, 2016, 2017, 2018 and 2019 and after are expected to be $12,571, $8,692, $7,688, $6,680 and $11,613 respectively.

The Group performed impairment analysis and recognized an impairment loss of $1,151, $107 and $nil for the year ended December 31, 2012, 2013 and 2014, respectively for intangible assets with determinable useful lives.

Indefinite-lived intangible assets

	December 31,
	2013	2014

Indefinite-lived
Domain names	$371	$2,937
Trademarks and others	2,200	2,253

Total acquired indefinite-lived intangible assets	2,571	5,190
Less: Accumulated impairment loss
Domain names	(288)	(282)
Trademarks and others	(1,049)	(1,023)

Accumulated impairment loss	(1,337)	(1,305)

Acquired indefinite-lived intangible assets, net	$1,234	$3,885

On December 31 of each year, the Group evaluated the remaining useful lives of the intangible assets with indefinite lives to determine whether events and circumstances continue to support an indefinite useful life. Based on impairment assessment, the Group recognized an impairment loss of $197, $841 and $nil for the years ended December 31, 2012, 2013 and 2014, respectively.